Loans and Allowance for Credit Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Total Loans Outstanding by Portfolio Segment and Class of Financing Receivable

The following table presents total loans outstanding by portfolio segment and class of financing receivable as of September 30, 2017 and December 31, 2016. Outstanding balances also include Acquired Noncredit Impaired (“ANCI”) loans, originated loans and Acquired Credit Impaired (“ACI”) loans net of any remaining purchase accounting adjustments. Information about ACI loans is presented separately in the “Acquired Credit-Impaired Loans” section of this Note.

	As of September 30, 2017
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$26,103	$51,876	$2,542,261	$2,620,240
Energy sector	—	—	932,981	932,981
Restaurant industry	—	—	979,735	979,735
Healthcare	6,240	2,720	385,385	394,345

Total commercial and industrial	32,343	54,596	4,840,362	4,927,301

Commercial Real Estate
Income producing	82,634	14,735	1,048,441	1,145,810
Land and development	—	1,510	71,597	73,107

Total commercial real estate	82,634	16,245	1,120,038	1,218,917

Consumer
Residential real estate	157,632	117,801	1,340,724	1,616,157
Other	1,397	2,948	67,981	72,326

Total consumer	159,029	120,749	1,408,705	1,688,483

Small Business Lending	—	10,702	207,575	218,277

Total (Gross of unearned discount and fees)	274,006	202,292	7,576,680	8,052,978

Unearned discount and fees	—	(3,495)	(20,545)	(24,040)

Total (Net of unearned discount and fees)	$274,006	$198,797	$7,556,135	$8,028,938

	As of December 31, 2016
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$31,709	$47,592	$2,337,364	$2,416,665
Energy sector	—	—	939,369	939,369
Restaurant industry	—	—	864,085	864,085
Healthcare	6,338	4,102	434,663	445,103

Total commercial and industrial	38,047	51,694	4,575,481	4,665,222

Commercial Real Estate
Income producing	96,673	18,354	886,676	1,001,703
Land and development	1,497	1,952	67,555	71,004

Total commercial real estate	98,170	20,306	954,231	1,072,707

Consumer
Residential real estate	186,375	145,747	1,125,048	1,457,170
Other	1,690	7,180	59,819	68,689

Total consumer	188,065	152,927	1,184,867	1,525,859

Small Business Lending	—	9,158	184,483	193,641

Total (Gross of unearned discount and fees)	324,282	234,085	6,899,062	7,457,429

Unearned discount and fees	—	(4,301)	(20,417)	(24,718)

Total (Net of unearned discount and fees)	$324,282	$229,784	$6,878,645	$7,432,711

(1)	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain restaurant, healthcare or services loan types.

The following table presents total loans outstanding by portfolio segment and class of financing receivable as of December 31, 2016 and 2015. Outstanding balances also include Acquired Noncredit Impaired (“ANCI”) loans, originated loans and Acquired Credit Impaired (“ACI”) loans net of any remaining purchase accounting adjustments and all acquired loans covered under a loss sharing agreement with the FDIC. Information about ACI loans is presented separately in the “Acquired Credit-Impaired Loans” section of this Note.

	As of December 31, 2016
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$31,709	$47,592	$2,337,364	$2,416,665
Energy sector	—	—	939,369	939,369
Restaurant industry	—	—	864,085	864,085
Healthcare	6,338	4,102	434,663	445,103

Total commercial and industrial	38,047	51,694	4,575,481	4,665,222

Commercial Real Estate
Income producing	96,673	18,354	886,676	1,001,703
Land and development	1,497	1,952	67,555	71,004

Total commercial real estate	98,170	20,306	954,231	1,072,707

Consumer
Residential real estate	186,375	145,747	1,125,048	1,457,170
Other	1,690	7,180	59,819	68,689

Total consumer	188,065	152,927	1,184,867	1,525,859

Small Business Lending	—	9,158	184,483	193,641

Total (Gross of unearned discount and fees)	324,282	234,085	6,899,062	7,457,429

Unearned discount and fees	—	(4,301)	(20,417)	(24,718)

Total (Net of unearned discount and fees)	$324,282	$229,784	$6,878,645	$7,432,711

	As of December 31, 2015
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$55,278	$55,320	$2,272,750	$2,383,348
Energy sector	—	—	1,067,990	1,067,990
Restaurant industry	—	—	626,197	626,197
Healthcare	6,715	8,396	446,792	461,903

Total commercial and industrial	61,993	63,716	4,413,729	4,539,438

Commercial Real Estate
Income producing	129,914	27,185	674,263	831,362
Land and development	4,581	2,726	57,239	64,546

Total commercial real estate	134,495	29,911	731,502	895,908

Consumer
Residential real estate	235,131	190,794	830,925	1,256,850
Other	2,525	5,947	84,821	93,293

Total consumer	237,656	196,741	915,746	1,350,143

Small Business Lending	—	11,295	140,047	151,342

Total (Gross of unearned discount and fees)	434,144	301,663	6,201,024	6,936,831

Unearned discount and fees	—	(5,752)	(14,559)	(20,311)

Total (Net of unearned discount and fees)	$434,144	$295,911	$6,186,465	$6,916,520

Covered By FDIC Loss Sharing Agreements (2)	$147,236	$41,916	$—	$189,152

(1)	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain energy, restaurant, healthcare or services loan types.
(2)	As of December 31, 2012, the Company had submitted claims in excess of the first threshold of $347 million and had been reimbursed the 80% of the covered losses by the FDIC up to this initial threshold. Subsequent claims between $347 million and $504 million are not reimbursable under the loss share agreement. On January 5, 2016, a settlement agreement was finalized with the FDIC to end the loss share agreement at a nominal cost and the Company had no FDIC indemnification asset recorded as of December 31, 2016 and 2015.

Summary of Allowance for Credit Losses

A summary of the activity in the ACL for the three and nine months ended September 30, 2017 and 2016:

	For the Three Months Ended September 30, 2017
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of June 30, 2017	$62,235	$13,260	$13,385	$4,335	$93,215
Provision for loan losses:
ACI loans	278	(1,195)	(345)	—	(1,262)
ANCI loans	31	—	(154)	(69)	(192)
Originated loans	(432)	811	2,689	109	3,177

Total provision	(123)	(384)	2,190	40	1,723

Charge-offs:
ACI loans	375	—	—	—	375
ANCI loans	65	—	9	—	74
Originated loans	—	—	132	—	132

Total charge-offs	440	—	141	—	581

Recoveries:
ACI loans	—	65	3	—	68
ANCI loans	27	—	164	65	256
Originated loans	44	11	29	—	84

Total recoveries	71	76	196	65	408

As of September 30, 2017	$61,743	$12,952	$15,630	$4,440	$94,765

	For the Nine Months Ended September 30, 2017
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268
Provision for loan losses:
ACI loans	95	(877)	(1,416)	—	(2,198)
ANCI loans	639	(42)	(146)	(224)	227
Originated loans	8,656	3,564	3,633	328	16,181

Total provision	9,390	2,645	2,071	104	14,210

Charge-offs:
ACI loans	414	—	—	—	414
ANCI loans	99	—	160	47	306
Originated loans	2,788	—	383	120	3,291

Total charge-offs	3,301	—	543	167	4,011

Recoveries:
ACI loans	246	186	484	—	916
ANCI loans	43	—	268	247	558
Originated loans	677	18	85	44	824

Total recoveries	966	204	837	291	2,298

As of September 30, 2017	$61,743	$12,952	$15,630	$4,440	$94,765

ACL
ACI loans collectively evaluated for impairment	$—	$1,958	$6,300	$—	$8,258
ACI loans individually evaluated for impairment	103	6	215	—	324
ANCI loans collectively evaluated for impairment	883	202	55	256	1,396
ANCI loans individually evaluated for impairment	—	—	38	24	62
Originated loans collectively evaluated for impairment	49,847	10,786	9,019	4,149	73,801
Originated loans individually evaluated for impairment	10,910	—	3	11	10,924

ACL as of September 30, 2017	$61,743	$12,952	$15,630	$4,440	$94,765

Loans
ACI loan pools collectively evaluated for impairment	$22,120	$73,929	$159,029	$—	$255,078
ACI loans individually evaluated for impairment	10,223	8,705	—	—	18,928
ANCI loans collectively evaluated for impairment	54,596	16,245	119,152	10,381	200,374
ANCI loans individually evaluated for impairment	—	—	1,597	321	1,918
Originated loans collectively evaluated for impairment	4,749,077	1,120,038	1,408,263	206,981	7,484,359
Originated loans individually evaluated for impairment	91,285	—	442	594	92,321

Loans as of September 30, 2017	$4,927,301	$1,218,917	$1,688,483	$218,277	$8,052,978

	For the Three Months Ended September 30, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of June 30, 2016	$60,135	$9,804	$13,323	$3,885	$87,147
Provision for loan losses:
ACI loans	(39)	(763)	992	—	190
ANCI loans	(33)	(237)	33	(47)	(284)
Originated loans	29,290	57	275	99	29,721

Total provision	29,218	(943)	1,300	52	29,627

Charge-offs:
ACI loans	—	—	1,092	—	1,092
ANCI loans	—	—	144	—	144
Originated loans	25,455	—	177	—	25,632

Total charge-offs	25,455	—	1,413	—	26,868

Recoveries:
ACI loans	8	419	2	—	429
ANCI loans	11	100	31	2	144
Originated loans	656	—	34	—	690

Total recoveries	675	519	67	2	1,263

As of September 30, 2016	$64,573	$9,380	$13,277	$3,939	$91,169

	For the Nine Months Ended September 30, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783
Provision for loan losses:
ACI loans	(2,179)	(876)	(149)	—	(3,204)
ANCI loans	(196)	(211)	188	(60)	(279)
Originated loans	53,125	1,765	1,402	1,761	58,053

Total provision	50,750	678	1,441	1,701	54,570

Charge-offs:
ACI loans	—	—	1,092	—	1,092
ANCI loans	—	—	334	—	334
Originated loans	43,332	—	480	142	43,954

Total charge-offs	43,332	—	1,906	142	45,380

Recoveries:
ACI loans	20	466	7	—	493
ANCI loans	35	100	102	7	244
Originated loans	1,276	—	183	—	1,459

Total recoveries	1,331	566	292	7	2,196

As of September 30, 2016	$64,573	$9,380	$13,277	$3,939	$91,169

ACL
ACI loans collectively evaluated for impairment	$70	$2,671	$7,557	$—	$10,298
ACI loans individually evaluated for impairment	—	4	229	—	233
ANCI loans collectively evaluated for impairment	262	117	—	254	633
ANCI loans individually evaluated for impairment	—	—	61	—	61
Originated loans collectively evaluated for impairment	55,451	6,588	5,430	3,685	71,154
Originated loans individually evaluated for impairment	8,790	—	—	—	8,790

ACL as of September 30, 2016	$64,573	$9,380	$13,277	$3,939	$91,169

A summary of the activity in the ACL for the years ended December 31, 2016, 2015 and 2014 is as follows:

	For the Year Ended December 31, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783
Provision for loan losses:
ACI loans	(2,073)	(904)	(491)	—	(3,468)
ANCI loans	(169)	(85)	225	(10)	(39)
Originated loans	46,024	2,378	1,772	2,681	52,855

Total provision	43,782	1,389	1,506	2,671	49,348

Charge-offs:
ACI loans	—	—	1,092	—	1,092
ANCI loans	—	—	367	—	367
Originated loans	46,367	—	635	841	47,843

Total charge-offs	46,367	—	2,094	841	49,302

Recoveries:
ACI loans	20	474	10	—	504
ANCI loans	43	101	168	9	321
Originated loans	1,386	3	225	—	1,614

Total recoveries	1,449	578	403	9	2,439

As of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268

ACL
ACI loans collectively evaluated for impairment	$176	$2,652	$7,215	$—	$10,043
ACI loans individually evaluated for impairment	—	3	232	—	235
ANCI loans collectively evaluated for impairment	299	243	94	272	908
ANCI loans individually evaluated for impairment	—	—	37	33	70
Originated loans collectively evaluated for impairment	52,615	7,205	5,687	3,900	69,407
Originated loans individually evaluated for impairment	1,598	—	—	7	1,605

ACL as of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268

Loans
ACI loan pools collectively evaluated for impairment	$26,276	$87,825	$187,668	$—	$301,769
ACI loans individually evaluated for impairment	11,772	10,345	396	—	22,513
ANCI loans collectively evaluated for impairment	51,694	20,306	151,759	8,769	232,528
ANCI loans individually evaluated for impairment	—	—	1,168	389	1,557
Originated loans collectively evaluated for impairment	4,424,822	954,231	1,184,442	183,933	6,747,428
Originated loans individually evaluated for impairment	150,658	—	426	550	151,634

Loans as of December 31, 2016	$4,665,222	$1,072,707	$1,525,859	$193,641	$7,457,429

	For the Year Ended December 31, 2015
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520
Provision for loan losses:
ACI loans	(1,536)	(966)	(3,398)	—	(5,900)
ANCI loans	31	193	17	144	385
Originated loans	36,860	1,791	1,969	879	41,499

Total provision	35,355	1,018	(1,412)	1,023	35,984

Charge-offs:
ACI loans	9	123	26	—	158
ANCI loans	—	25	329	647	1,001
Originated loans	8,516	123	936	—	9,575

Total charge-offs	8,525	271	1,291	647	10,734

Recoveries:
ACI loans	16	331	242	—	589
ANCI loans	48	8	141	9	206
Originated loans	—	—	218	—	218

Total recoveries	64	339	601	9	1,013

As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783

ACL
ACI loans collectively evaluated for impairment	$2,062	$3,084	$8,688	$—	$13,834
ACI loans individually evaluated for impairment	168	—	332	—	500
ANCI loans collectively evaluated for impairment	425	227	65	285	1,002
ANCI loans individually evaluated for impairment	—	—	40	21	61
Originated loans collectively evaluated for impairment	48,666	4,825	4,325	2,067	59,883
Originated loans individually evaluated for impairment	4,503	—	—	—	4,503

ACL as of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783

Loans
ACI loan pools collectively evaluated for impairment	$41,175	$105,605	$235,474	$—	$382,254
ACI loans individually evaluated for impairment	20,818	28,890	2,182	—	51,890
ANCI loans collectively evaluated for impairment	63,716	29,911	195,307	10,836	299,770
ANCI loans individually evaluated for impairment	—	—	1,434	459	1,893
Originated loans collectively evaluated for impairment	4,339,618	731,502	915,442	140,047	6,126,609
Originated loans individually evaluated for impairment	74,111	—	304	—	74,415

Loans as of December 31, 2015	$4,539,438	$895,908	$1,350,143	$151,342	$6,936,831

	For the Year Ended December 31, 2014
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2013	$15,856	$12,307	$15,459	$647	$44,269
Provision for loan losses:
ACI loans	(1,931)	(2,901)	(1,191)	—	(6,023)
ANCI loans	(854)	(148)	1,838	830	1,666
Originated loans	15,557	679	1,450	789	18,475

Total provision	12,772	(2,370)	2,097	1,619	14,118

Charge-offs:
ACI loans	—	4,668	385	—	5,053
ANCI loans	190	—	2,266	293	2,749
Originated loans	843	—	662	—	1,505

Total charge-offs	1,033	4,668	3,313	293	9,307

Recoveries:
ACI loans	1,333	1,719	612	—	3,664
ANCI loans	2	62	388	15	467
Originated loans	—	—	309	—	309

Total recoveries	1,335	1,781	1,309	15	4,440

As of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520

ACL
ACI loans collectively evaluated for impairment	$2,528	$3,577	$11,812	$—	$17,917
ACI loans individually evaluated for impairment	1,229	266	391	—	1,886
ANCI loans collectively evaluated for impairment	348	51	259	205	863
ANCI loans individually evaluated for impairment	—	—	18	594	612
Originated loans collectively evaluated for impairment	21,685	3,156	3,065	1,189	29,095
Originated loans individually evaluated for impairment	3,140	—	7	—	3,147

ACL as of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520

Originated and Acquired Non Credit Impaired Loans
Summary of Impaired Loans

The following includes certain key information about individually impaired originated and ANCI loans as of September 30, 2017 and December 31, 2016 and for the three and nine months ended September 30, 2017 and 2016.

Originated and ANCI Loans Identified as Impaired

	As of September 30, 2017
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$193	$197	$—	$193	$—
Energy sector	67,584	77,441	—	60,452	4,432

Total commercial and industrial	67,777	77,638	—	60,645	4,432

Consumer
Residential real estate	1,105	1,108	—	36	—
Other	160	159	—	—	—

Total consumer	1,265	1,267	—	36	—

Small Business Lending	255	696	—	255	—

Total	$69,297	$79,601	$—	$60,936	$4,432

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$23,695	$28,539	$10,910	$11,574	$402
Consumer
Residential real estate	499	497	38	—	—
Other	285	283	3	—	—

Total consumer	784	780	41	—	—
Small Business Lending	662	930	35	65	—

Total	$25,141	$30,249	$10,986	$11,639	$402

	As of December 31, 2016
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$12,334	$13,426	$—	$6,838	$1,363
Energy sector	99,200	103,322	—	85,149	8,465

Total commercial and industrial	111,534	116,748	—	91,987	9,828

Consumer
Residential real estate	437	435	—	—	—
Other	429	427	—	—	1

Total consumer	866	862	—	—	1

Small Business Lending	299	703	—	299	—

Total	$112,699	$118,313	$—	$92,286	$9,829

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$39,319	$45,243	$1,598	$28,228	$4,788
Consumer
Residential real estate	736	741	37	39	—
Small Business Lending	641	897	40	90	—

Total	$40,696	$46,881	$1,675	$28,357	$4,788

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

The related amount of interest income recognized for impaired loans was $301 thousand and $926 thousand for the three and nine months ended September 30, 2017, respectively, compared to $206 thousand and $897 thousand for the same periods in 2016.

Generally, cash receipts on nonperforming loans are used to reduce principal rather than recorded as interest income. Past due status is determined based upon contractual terms. A nonaccrual loan may be returned to accrual status when repayment is reasonably assured and there has been demonstrated performance under the terms of the loan or, if applicable, under the terms of the restructured loan. Approximately $0.4 million and $1.4 million of contractual interest paid was recognized on the cash basis for the three and nine months ended September 30, 2017, respectively, compared to $0.2 million and $1.2 million for same periods in 2016.

The following includes certain key information about individually impaired originated and ANCI loans as of and for the years ended December 31, 2016 and 2015.

Originated and ANCI Loans Identified as Impaired

	As of December 31, 2016
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$12,334	$13,426	$—	$6,838	$1,363
Energy sector	99,200	103,322	—	85,149	8,465

Total commercial and industrial	111,534	116,748	—	91,987	9,828

Consumer
Residential real estate	437	435	—	—	—
Other	429	427	—	—	1

Total consumer	866	862	—	—	1

Small Business Lending	299	703	—	299	—

Total	$112,699	$118,313	$—	$92,286	$9,829

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$39,319	$45,243	$1,598	$28,228	$4,788
Consumer
Residential real estate	736	741	37	39	—
Small Business Lending	641	897	40	90	—

Total	$40,696	$46,881	$1,675	$28,357	$4,788

	As of December 31, 2015
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$10,120	$10,073	$—	$630	$3,727
Energy sector	31,107	37,175	—	31,062	10,253

Total commercial and industrial	41,227	47,248	—	31,692	13,980

Consumer
Residential real estate	758	761	—	84	—
Other	306	304	—	—	—

Total consumer	1,064	1,065	—	84	—

Small Business Lending	—	—	—	—	—

Total	$42,291	$48,313	$—	$31,776	$13,980

With allowance for credit losses recorded
Commercial and Industrial
General C&I	$6,202	$6,202	$124	$6,202	$10,071
Energy sector	26,952	30,097	4,379	16,653	9,215

Total commercial and industrial	33,154	36,299	4,503	22,855	19,286

Consumer
Residential real estate	680	678	40	—	—
Small Business Lending	459	1,063	21	459	—

Total	$34,293	$38,040	$4,564	$23,314	$19,286

Summary of Average Recorded Investment in Impaired Originated and ANCI Loans

Average Recorded Investment in Impaired Originated and ANCI Loans

	Three Months Ended September 30,
	2017		2016
(In thousands)	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$6,506	$—	$8,474	$568
Energy sector	103,580	—	156,768	—

Total commercial and industrial	110,086	—	165,242	568

Consumer
Residential real estate	—	1,606	—	1,199
Other	369	—	439	—

Total consumer	369	1,606	439	1,199

Small Business Lending	649	334	—	405

Total	$111,104	$1,940	$165,681	$2,172

	Nine Months Ended September 30,
	2017		2016
(In thousands)	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$9,480	$—	$11,856	$432
Energy sector	122,269	—	133,150	—

Total commercial and industrial	131,749	—	145,006	432

Consumer
Residential real estate	—	1,385	—	1,273
Other	378	—	367	—

Total consumer	378	1,385	367	1,273

Small Business Lending	600	356	—	426

Total	$132,727	$1,741	$145,373	$2,131

Average Recorded Investment in Impaired Originated and ANCI Loans

	December 31,
	2016		2015		2014
(In thousands)	Originated	ANCI	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$10,859	$432	$6,347	$—	$—	$—
Energy sector	150,898	—	20,105	—	6,684	—

Total commercial and industrial	161,757	432	26,452	—	6,684	—

Commercial Real Estate
Income producing	—	—	—	—	10	—

Total commercial real estate	—	—	—	—	10	—

Consumer
Residential real estate	—	1,206	39	1,528	101	1,162
Other	398	—	273	—	—	—

Total consumer	398	1,206	312	1,528	101	1,162

Small Business Lending	138	409	27	696	—	1,264

Total	$162,293	$2,047	$26,791	$2,224	$6,795	$2,426

Summary of Originated and ANCI Loans that were modified into TDRs

Originated and ANCI Loans that were modified into TDRs

	For the Three Months Ended September 30, 2017
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Consumer
Other	1	285	—	—

Total	1	$285	—	$—

	For the Nine Months Ended September 30, 2017
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$193	—	$—
Consumer
Residential real estate	1	462	—	—
Other	1	285	—	—

Total consumer	2	747	—	—

Small Business Lending	1	145	—	—

Total	4	$1,085	—	$—

	For the Three Months Ended September 30, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$7,896	—	$—
Energy sector	3	29,107	—	—

Total commercial and industrial	4	37,003	—	—

Total	4	$37,003	—	$—

	For the Nine Months Ended September 30, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$7,896	—	$—
Energy sector	4	35,945	—	—

Total commercial and industrial	5	43,841	—	—
Consumer
Residential real estate	1	336	—	—
Other	1	184	—	—

Total consumer	2	520	—	—

Total	7	$44,361	—	$—

(1)	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.

	For the Three Months Ended September 30,
	2017		2016
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions	Forbearance Agreement	Modified Terms and/ or Other Concessions	Rate Concession
Commercial and Industrial
General C&I	—	—	—	1	—
Energy sector	—	—	1	1	1

Total commercial and industrial	—	—	1	2	1
Consumer
Other	—	1	—	—	—

Total	—	1	1	2	1

	For the Nine Months Ended September 30,
	2017		2016
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions	Forbearance Agreement	Modified Terms and/ or Other Concessions	Rate Concession
Commercial and Industrial
General C&I	1	—	—	1	—
Energy sector	—	—	1	2	1

Total commercial and industrial	1	—	1	3	1
Consumer
Residential real estate	—	1	—	1	—
Other	—	1	—	1	—

Total consumer	—	2	—	2	—
Small Business Lending	1	—	—	—	—

Total	2	2	1	5	1

Originated and ANCI Loans that were modified into TDRs

	For the Year Ended December 31, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$5,496	—	$—
Energy sector	5	38,113	—	—

Total commercial and industrial	6	43,609	—	—

Consumer
Residential real estate	1	334	—	—
Other	1	200	—	—

Total consumer	2	534	—	—
Small Business Lending	1	552	—	—

Total	9	$44,695	—	$—

	For the Year Ended December 31, 2015
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	3	$9,840	—	$—
Energy sector	2	16,619	—	—

Total commercial and industrial	5	26,459	—	—

Consumer
Residential real estate	5	273	—	—
Other	1	306	—	—

Total consumer	6	579	—	—

Small Business Lending	—	—	2	459

Total	11	$27,038	2	$459

	For the Year Ended December 31, 2014
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	—	$—	—	$—
Energy sector	1	2,773	—	—

Total commercial and industrial	1	2,773	—	—

Consumer
Residential real estate	7	1,256	1	101
Other	—	—	—	—

Total consumer	7	1,256	1	101

Small Business Lending	1	176	2	1,078

Total	9	$4,205	3	$1,179

(1)	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.

	For the Year Ended December 31, 2016
	Number of Loans Modified by:
	Forbearance Agreement	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
General C&I	—	—	1
Energy sector	2	1	2

Total commercial and industrial	2	1	3

Consumer
Residential real estate	—	—	1
Other	—	—	1

Total consumer	—	—	2
Small Business Lending	—	1	—

Total	2	2	5

	For the Year Ended December 31, 2015
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
General C&I	—	3
Energy sector	—	2

Total commercial and industrial	—	5

Consumer
Residential real estate	5	—
Other	—	1

Total consumer	5	1

Total	5	6

	For the Year Ended December 31, 2014
	Number of Loans Modified by:
	Forbearance Agreement	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
Energy sector	—	1	—

Consumer
Residential real estate	5	1	1

Small Business Lending	1	—	—

Total	6	2	1

Summary of Credit Exposure by Portfolio Segment and Class of Receivable

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of September 30, 2017 and December 31, 2016:

Commercial and Industrial credit exposure, based on internal risk rating:

	As of September 30, 2017
(Recorded Investment in thousands)	General C&I	Energy(1)	Restaurant	Healthcare
Originated Loans
Pass	$2,429,596	$773,680	$966,231	$386,360
Special mention	84,846	—	4,647	45
Substandard(1)	34,580	150,929	10,907	—
Doubtful	—	10,503	—	—

Total originated loans(1)	2,549,022	935,112	981,785	386,405

ANCI Loans
Pass	45,780	—	—	2,731
Substandard	6,324	—	—	—

Total ANCI loans	52,104	—	—	2,731

Total	$2,601,126	$935,112	$981,785	$389,136

(1)	Does not include the $9.9 million nonperforming energy credit that was transferred to the HFS category.

	As of December 31, 2016
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,279,481	$670,696	$849,546	$426,276
Special mention	36,419	30,433	16,169	9,479
Substandard	26,968	239,457	—	—
Doubtful	—	789	—	—

Total originated loans	2,342,868	941,375	865,715	435,755

ANCI Loans
Pass	47,269	—	—	4,114
Substandard	521	—	—	—

Total ANCI loans	47,790	—	—	4,114

Total	$2,390,658	$941,375	$865,715	$439,869

Commercial Real Estate credit exposure, based on internal risk rating:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Originated Loans
Pass	$1,049,645	$71,814	$888,608	$67,742
Special mention	1,368	20	—	23

Total originated loans	1,051,013	71,834	888,608	67,765

ANCI Loans
Pass	14,767	1,232	18,410	1,618
Substandard	26	300	—	341

Total ANCI loans	14,793	1,532	18,410	1,959

Total	$1,065,806	$73,366	$907,018	$69,724

Consumer credit exposure, based on internal risk rating:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Originated Loans
Pass	$1,343,065	$67,294	$1,126,679	$59,145
Special mention	328	621	422	455
Substandard	1,326	321	1,096	415

Total originated loans	1,344,719	68,236	1,128,197	60,015

ANCI Loans
Pass	113,731	2,915	141,349	7,151
Special mention	1,892	46	2,156	53
Substandard	2,632	2	2,775	4

Total ANCI loans	118,255	2,963	146,280	7,208

Total	$1,462,974	$71,199	$1,274,477	$67,223

Small Business credit exposure, based on internal risk rating:

	As of
(Recorded Investment in thousands)	September 30, 2017	December 31, 2016
Originated Loans
Pass	$204,758	$182,021
Special mention	2,624	1,807
Substandard	668	1,116
Doubtful	32	—

Total originated loans	208,082	184,944
ANCI Loans
Pass	10,136	8,407
Special mention	40	11
Substandard	561	764

Total ANCI loans	10,737	9,182

Total	$218,819	$194,126

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of December 31, 2016 and 2015:

Commercial Real Estate credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Originated Loans
Pass	$888,608	$67,742	$660,489	$72,375
Special mention	—	23	—	—
Substandard	—	—	84	—

Total originated loans	888,608	67,765	660,573	72,375

ANCI Loans
Pass	18,410	1,618	27,242	2,391
Special mention	—	—	—	148
Substandard	—	341	—	191

Total ANCI loans	18,410	1,959	27,242	2,730

Total	$907,018	$69,724	$687,815	$75,105

Commercial and Industrial credit exposure, based on internal risk rating:

	As of December 31, 2016
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,279,481	$670,696	$849,546	$426,276
Special mention	36,419	30,433	16,169	9,479
Substandard	26,968	239,457	—	—
Doubtful	—	789	—	—

Total originated loans	2,342,868	941,375	865,715	435,755

ANCI Loans
Pass	47,269	—	—	4,114
Special Mention	—	—	—	—
Substandard	521	—	—	—

Total ANCI loans	47,790	—	—	4,114

Total	$2,390,658	$941,375	$865,715	$439,869

	As of December 31, 2015
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,221,218	$724,011	$601,996	$442,117
Special mention	14,056	104,781	25,313	212
Substandard	42,705	241,032	—	5,097

Total originated loans	2,277,979	1,069,824	627,309	447,426

ANCI Loans
Pass	53,233	—	—	8,389
Special Mention	500	—	—	—
Substandard	1,855	—	—	23

Total ANCI loans	55,588	—	—	8,412

Total	$2,333,567	$1,069,824	$627,309	$455,838

Consumer credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Originated Loans
Pass	$1,126,679	$59,145	$830,883	$82,976
Special mention	422	455	1,921	1,146
Substandard	1,096	415	358	963

Total originated loans	1,128,197	60,015	833,162	85,085

ANCI Loans
Pass	141,349	7,151	186,278	5,923
Special mention	2,156	53	2,197	39
Substandard	2,775	4	2,979	14

Total ANCI loans	146,280	7,208	191,454	5,976

Total	$1,274,477	$67,223	$1,024,616	$91,061

Small Business credit exposure, based on internal risk rating:

	As of December 31,
(Recorded Investment in thousands)	2016	2015
Originated Loans
Pass	$182,021	$138,306
Special mention	1,807	1,310
Substandard	1,116	762

Total originated loans	184,944	140,378

ANCI Loans
Pass	8,407	10,368
Special mention	11	8
Substandard	764	945

Total ANCI loans	9,182	11,321

Total	$194,126	$151,699

Past Due Financing Receivables

The following provides an aging of past due originated and ANCI loans by portfolio segment and class of receivable as of September 30, 2017 and December 31, 2016:

Aging of Past due Originated and ANCI Loans

	As of September 30, 2017
	Accruing Loans			Non-Accruing Loans(1)
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$—	$—	$—	$193	$—	$—	$—
Energy sector(1)	—	—	—	59,801	5,883	—	6,342

Total commercial and industrial	—	—	—	59,994	5,883	—	6,342

Commercial Real Estate
Income producing	—	—	—	—	—	—	—
Land and development	347	—	—	—	—	—	—

Total commercial real estate	347	—	—	—	—	—	—

Consumer
Residential real estate	5,115	577	—	84	262	—	755
Other	817	30	—	—	—	—	—

Total consumer	5,932	607	—	84	262	—	755

Small Business Lending	98	—	41	39	119	30	124

Total(1)	$6,377	$607	$41	$60,117	$6,264	$30	$7,221

ANCI Loans
Commercial Real Estate
Income producing	$1,048	$—	$26	$—	$—	$—	$—
Land and development	—	—	—	300	—	—	—

Total commercial real estate	1,048	—	26	300	—	—	—

Consumer
Residential real estate	1,468	208	171	629	703	228	1,028
Other	5	—	—	—	—	—	—

Total consumer	1,473	208	171	629	703	228	1,028

Small Business Lending	721	—	—	117	49	255	93

Total	$3,242	$208	$197	$1,046	$752	$483	$1,121

(1)	Does not include a $9.9 million nonperforming energy credit that was transferred to the HFS category.

	As of December 31, 2016
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$3,930	$—	$—	$—	$6,839	$—	$250
Energy sector	—	—	—	112,937	—	—	447

Total commercial and industrial	3,930	—	—	112,937	6,839	—	697

Commercial Real Estate
Income producing	4	—	—	—	—	—	—

Consumer
Residential real estate	1,388	239	244	344	—	—	454
Other	534	—	—	—	—	—	—

Total consumer	1,922	239	244	344	—	—	454

Small Business Lending	2,003	563	87	80	16	36	—

Total	$7,859	$802	$331	$113,361	$6,855	$36	$1,151

ANCI Loans
Commercial and Industrial
General C&I	$—	$—	$—	$125	$—	$—	$—

Commercial Real Estate
Land and development	259	—	—	—	—	341	—

Consumer
Residential real estate	1,522	839	252	1,083	30	—	1,619
Other	18	—	3	—	—	—	—

Total consumer	1,540	839	255	1,083	30	—	1,619

Small Business Lending	—	—	—	480	62	—	131

Total	$1,799	$839	$255	$1,688	$92	$341	$1,750

ACI Loans
Summary of Credit Exposure by Portfolio Segment and Class of Receivable

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of September 30, 2017 and December 31, 2016:

ACI Loans by Risk Rating / Delinquency Stratification

Commercial and Industrial credit exposure on ACI loans, based on internal risk rating:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	General C&I	Healthcare	General C&I	Healthcare
Pass	$23,579	$—	$26,634	$5,648
Special mention	885	—	939	—
Substandard	2,556	6,250	5,484	—
Doubtful	35	—	33	—

Total	$27,055	$6,250	$33,090	$5,648

Commercial Real Estate credit exposure on ACI loans, based on internal risk rating:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Pass	$77,523	$7,310	$80,463	$7,254
Special mention	1,579	710	5,813	933
Substandard	6,139	2,057	13,591	3,240

Total	$85,241	$10,077	$99,867	$11,427

Consumer credit exposure on ACI loans, based on internal risk rating:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Pass	$136,430	$1,563	$157,762	$1,821
Special mention	3,420	12	3,655	14
Substandard	20,266	220	27,586	287

Total	$160,116	$1,795	$189,003	$2,122

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of December 31, 2016 and 2015:

ACI Loans by Risk Rating / Delinquency Stratification

Commercial Real Estate credit exposure on ACI loans, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Pass	$80,463	$7,254	$101,297	$8,658
Special mention	5,813	933	2,699	1,171
Substandard	13,591	3,240	29,129	4,163
Doubtful	—	—	—	—

Total	$99,867	$11,427	$133,125	$13,992

Commercial and Industrial credit exposure on ACI loans, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	General C&I	Healthcare	General C&I	Healthcare
Pass	$26,634	$5,648	$40,087	$6,054
Special mention	939	—	2,004	—
Substandard	5,484	—	15,726	—
Doubtful	33	—	29	—

Total	$33,090	$5,648	$57,846	$6,054

Consumer credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Pass	$157,762	$1,821	$206,193	$2,519
Special mention	3,655	14	1,162	16
Substandard	27,586	287	33,209	478

Total	$189,003	$2,122	$240,564	$3,013

Consumer credit exposure on ACI loans, based on past due status:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
0 – 29 Days Past Due	$171,457	$1,871	$218,317	$2,583
30 – 59 Days Past Due	4,070	134	3,957	127
60 – 89 Days Past Due	1,939	25	2,561	59
90 – 119 Days Past Due	622	36	650	1
120 + Days Past Due	10,915	56	15,079	243

Total	$189,003	$2,122	$240,564	$3,013

Past Due Financing Receivables

Consumer credit exposure on ACI loans, based on past due status:

	As of September 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
0 – 29 Days Past Due	$144,292	$1,649	$171,457	$1,871
30 – 59 Days Past Due	4,422	62	4,070	134
60 – 89 Days Past Due	2,001	32	1,939	25
90 – 119 Days Past Due	890	14	622	36
120 + Days Past Due	8,511	38	10,915	56

Total	$160,116	$1,795	$189,003	$2,122

Aging of Past due Originated and ANCI Loans

	As of December 31, 2016
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$3,930	$—	$—	$—	$6,839	$—	$250
Energy sector	—	—	—	112,937	—	—	447

Total commercial and industrial	3,930	—	—	112,937	6,839	—	697

Commercial Real Estate
Income producing	4	—	—	—	—	—	—

Consumer
Residential real estate	1,388	239	244	344	—	—	454
Other	534	—	—	—	—	—	—

Total consumer	1,922	239	244	344	—	—	454

Small Business Lending	2,003	563	87	80	16	36	—

Total	$7,859	$802	$331	$113,361	$6,855	$36	$1,151

ANCI Loans
Commercial and Industrial
General C&I	$—	$—	$—	$125	$—	$—	$—
Commercial Real Estate
Land and development	259	—	—	—	—	341	—
Consumer
Residential real estate	1,522	839	252	1,083	30	—	1,619
Other	18	—	3	—	—	—	—

Total consumer	1,540	839	255	1,083	30	—	1,619

Small Business Lending	—	—	—	480	62	—	131

Total	$1,799	$839	$255	$1,688	$92	$341	$1,750

	As of December 31, 2015
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$12,947	$—	$—	$6,203	$—	$—	$1,012
Energy sector	—	—	—	44,256	3,503	—	—
Healthcare			300		—		—

Total commercial and industrial	12,947	—	300	50,459	3,503	—	1,012

Commercial Real Estate
Income producing	—	—	—	—	—	—	66
Land and development	8	—	—	—	—	—	—

Total commercial real estate	8	—	—	—	—	—	66

Consumer
Residential real estate	598	423	67	—	—	—	108
Other	94	20	11	—	—	—	—

Total consumer	692	443	78	—	—	—	108

Small Business Lending	225	45	—	11	—	—	79

Total	$13,872	$488	$378	$50,470	$3,503	$—	$1,265

ANCI Loans
Commercial and Industrial
General C&I	$47	$33	$—	$50	$—	$—	$—
Healthcare	23	—	—	—	—	—	—

Total commercial and industrial	70	33	—	50	—	—	—

Commercial Real Estate
Land and development	—	—	148	—	—	—	—
Consumer
Residential real estate	1,079	307	919	539	411	90	1,688
Other	20	1	1	—	9	—	—

Total consumer	1,099	308	920	539	420	90	1,688

Small Business Lending	113	417	—	523	—	70	151

Total	$1,282	$758	$1,068	$1,112	$420	$160	$1,839

Summary of Changes in Accretable Discount for ACI Loans

Changes in the amount of accretable discount for ACI loans for the nine months ended September 30, 2017 and 2016 were as follows:

Changes in Accretable Yield on ACI Loans

	For the Nine Months Ended September 30,
(In thousands)	2017	2016
Balance at beginning of period	$98,728	$122,791
Maturities/payoff	(8,137)	(8,861)
Charge-offs	(98)	(246)
Foreclosure	(1,056)	(857)
Accretion	(17,955)	(24,024)
Reclass from nonaccretable difference due to increases in expected cash flow	10,617	12,567

Balance at end of period	$82,099	$101,370

Changes in the amount of accretable discount for ACI loans for the years ended December 31, 2016 and 2015 were as follows:

Changes in Accretable Yield on ACI Loans

	For the Years Ended December 31,
(In thousands)	2016	2015	2014
Balance at beginning of year	$122,791	$163,631	$242,966
Maturities/payoff	(11,563)	(24,196)	(25,882)
Charge-offs	(286)	(183)	(1,054)
Foreclosure	(1,041)	(1,290)	(3,923)
Accretion	(30,870)	(46,042)	(66,801)
Reclass from nonaccretable difference due to increases in expected cash flow	19,697	30,871	18,325

Balance at end of year	$98,728	$122,791	$163,631

Summary of Individually Impaired ACI Loans and Pooled ACI Loans

ACI Loans / Pools Identified as Impaired

	As of September 30, 2017
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and industrial	$14,462	$19,475	$103	$—	$—
Commercial real estate	89,289	120,581	1,964	225	522
Consumer	18,302	21,232	6,515	—	14

Total	$122,053	$161,288	$8,582	$225	$536

	As of December 31, 2016
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and industrial	$15,552	$28,256	$176	$1,818	$—
Commercial real estate	53,428	82,946	2,654	1,845	1,213
Consumer	44,295	50,175	7,447	—	15

Total	$113,275	$161,377	$10,277	$3,663	$1,228

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

The following includes certain key information about individually impaired ACI loans and pooled ACI loans as of and for the years ended December 31, 2016 and 2015.

ACI Loans / Pools Identified as Impaired

	As of December 31, 2016
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
General C&I	$9,904	$22,403	$16	$1,818	$—
Healthcare	5,648	5,853	160	—	—

Total commercial and industrial	15,552	28,256	176	1,818	—

Commercial Real Estate
Income producing	42,361	60,378	1,312	1,571	609
Land and development	11,067	22,568	1,342	274	604

Total commercial real estate	53,428	82,946	2,654	1,845	1,213

Consumer
Residential real estate	42,174	46,946	7,046	—	5
Other	2,121	3,229	401	—	10

Total consumer	44,295	50,175	7,447	—	15

Total	$113,275	$161,377	$10,277	$3,663	$1,228

	As of December 31, 2015
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
General C&I	$20,179	$31,551	$1,641	$8,210	$345
Healthcare	6,054	6,222	589	—	—

Total commercial and industrial	26,233	37,773	2,230	8,210	345

Commercial Real Estate
Income producing	49,858	66,632	1,883	2,631	2,075
Land and development	6,779	32,361	1,201	225	609

Total commercial real estate	56,637	98,993	3,084	2,856	2,684

Consumer
Residential real estate	207,641	227,511	8,492	—	11
Other	3,041	4,269	528	—	49

Total consumer	210,682	231,780	9,020	—	60

Total	$293,552	$368,546	$14,334	$11,066	$3,089